Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 76	$ 6,776	$ 271
Restricted cash		0	59
Other current assets	288	255	314
Total current assets	364	7,031	644
Property and equipment, net	97	0	316
In-process research and development acquired	15,000	15,000	15,000
Intangible assets, net	5,155	6,477	2,806
Other assets	100	100	339
Total assets	20,716	28,608	19,105
Current liabilities
Accounts payable	5,535	3,569	3,522
Accrued expenses	1,679	2,120	2,620
Advances from related parties	186	266	236
Notes and loans payable, current portion, net of debt discount	7,462	3,296	2,739
Obligations under capital lease, current portion		0	48
Total current liabilities	14,862	9,251	9,165
Notes and loans payable, net of current portion	870	1,457	1,442
Obligations under capital lease, net of current portion		0	52
Deferred tax liability	4,142	4,142	5,933
Total liabilities	19,874	14,850	16,592
Commitments and contingencies (Note 12)
Stockholders' Equity
Series E Preferred Stock	0	0	0
Common stock	4	2	1
Additional paid-in capital	127,607	127,292	98,159
Accumulated deficit	(126,769)	(113,536)	(95,647)
Total stockholders' equity	842	13,758	2,513
Total liabilities and stockholders' equity	$ 20,716	$ 28,608	$ 19,105